Interest-bearing liabilities and financing facilities - Summary of Detailed Information About Debt Instruments (Details) $ in Millions		12 Months Ended
	Aug. 28, 2015 USD ($) Note	Dec. 31, 2025 USD ($) series
Schedule of Detailed Information About Debt Instruments [Line Items]
Number of series of unsecured bonds on rule 144A | series		3
Number of series of unsecured SEC registered bonds | series		6
Medium term notes | 29 January 2027
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		3.07%
Medium term notes | Carrying amount | 29 January 2027
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		$ 200
US bonds | 15 September 2026
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		3.70%
US bonds | 15 March 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		3.70%
US bonds | 19 May 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		4.90%
US bonds | 4 March 2029
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		4.50%
US bonds | 19 May 2030
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		5.40%
US bonds | 19 May 2032
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		5.70%
US bonds | 12 September 2034
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		5.10%
US bonds | 19 May 2035
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		6.00%
US bonds | 12 September 2054
Schedule of Detailed Information About Debt Instruments [Line Items]
Nominal interest rate		5.70%
US bonds | Carrying amount | 15 September 2026
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		$ 800
US bonds | Carrying amount | 15 March 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		800
US bonds | Carrying amount | 19 May 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		500
US bonds | Carrying amount | 4 March 2029
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		1,500
US bonds | Carrying amount | 19 May 2030
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		1,250
US bonds | Carrying amount | 19 May 2032
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		500
US bonds | Carrying amount | 12 September 2034
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		1,250
US bonds | Carrying amount | 19 May 2035
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		1,250
US bonds | Carrying amount | 12 September 2054
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount		$ 750
Global medium term notes
Schedule of Detailed Information About Debt Instruments [Line Items]
Number of notes issued | Note	1
Carrying amount	$ 3,000